Segment Reporting	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment Reporting

Note 12 — Segment Reporting

Operating segments are components of the Group that engage in business activities from which it may incur expenses, for which discrete financial information is available and whose operating results are evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The activities of the Group are considered to be one segment which is reflected in its organizational structure and internal reporting and comprises the research, development and subsequent commercialization of innovative and proprietary compounds that have a potential therapeutic effect in cardiovascular disease. The Group does not distinguish in its internal reporting different segments, neither business nor geographical segments. The Chief Executive Officer is identified as the CODM and reviews the operating results regularly to make decisions about the resources and to assess overall performance of the Group.

Total revenues recognized from the Menarini License of €9.6 million and €93.5 million during the six months ended June 30, 2023 and 2022, respectively, are derived entirely from Italy.

The following table shows the breakdown of the Group’s non-current assets (i.e., intangible assets, property, plant and equipment and long-term prepaid expenses) by geographical location as of:

	June 30, 2023	December 31, 2022
Non-current assets
Netherlands	81,640	83,172
USA	194	278
Total	81,834	83,450